Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	ABVC BIOPHARMA, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment No. 3 to the registration statement on Form S-1 (Registration No. 333-276500) is filed for the purpose of including information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023, which was filed with the SEC on March 13, 2024.No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were paid at the time of the original filing of the Registration Statement on April 24, 2023.
Entity Central Index Key	0001173313
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV